                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                Ellsworth Convertible Growth and Income Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


        Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                             ELLSWORTH CONVERTIBLE
                             GROWTH AND INCOME FUND


                                     [LOGO]


                               2005 ANNUAL REPORT
                               SEPTEMBER 30, 2005

                               2005 ANNUAL REPORT
                               SEPTEMBER 30, 2005

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC. OPERATES AS A CLOSED-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY AND INVESTS PRIMARILY IN CONVERTIBLE SECURITIES, WITH THE OBJECTIVES OF PROVIDING INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION -- WHICH OBJECTIVES THE FUND CONSIDERS TO BE RELATIVELY EQUAL, OVER THE LONG-TERM, DUE TO THE NATURE OF THE SECURITIES IN WHICH IT INVESTS.

                                   HIGHLIGHTS

PERFORMANCE THROUGH SEPTEMBER 30, 2005 - WITH DIVIDENDS REINVESTED

                                                 Calendar                  Cumulative
                                                    YTD      1 Year    5 Years     10 Years
                                                 --------   --------  ---------   ----------
Ellsworth market price (a) .....................  (0.28)%     2.45%     14.00%     155.38%
Ellsworth net asset value (b) ..................   4.89      10.31       8.73      128.59
Closed-end convertible fund average (b) ........   3.93      11.20      16.47      108.20
S&P 500 Index (a) ..............................   2.77      12.25      (7.22)     147.47
Russell 2000 Index (a) .........................   3.44      18.08      37.15      146.91
Lehman Aggregate Bond Total Return Index (b) ...   1.82       2.80      37.80       88.52

PERFORMANCE DATA REPRESENT PAST RESULTS AND DO NOT REFLECT FUTURE PERFORMANCE.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis, dated September 30, 2005.

--------------------------------------------------------------------------------

QUARTERLY HISTORY OF NAV AND MARKET PRICE

                    Net Asset Values         Market Prices (AMEX, symbol ECF)
Qtr. Ended        High    Low    Close            High    Low    Close
----------       ------  -----   -----           ------  -----   -----
 Dec. 04         $9.07   $8.60   $9.07           $8.08   $7.80   $8.08
 Mar. 05          9.02    8.70    8.77            8.11    7.47    7.63
 Jun. 05          8.80    8.35    8.79            7.74    7.25    7.74
 Sep. 05          9.29    8.82    9.29            7.90    7.57    7.84


--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS (12 MONTHS)

 Record          Payment                         Capital         * Corporate
  Date             Date           Income          Gains           Deduction
--------        ----------      ----------      ---------        -----------
10/28/04         11/24/04         $0.085            --                13%
 2/11/05          2/25/05          0.070            --                22
 5/13/05          5/27/05          0.070            --                22
 8/16/05          8/30/05          0.070            --                22
                                ----------
                                  $0.295
                                ==========

* Percentage of each ordinary income distribution qualifying for the corporate dividend received tax deduction.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS

November 4, 2005

As we approach the end of this most eventful year we find our investment strategy to be heavily influenced by the question "Is inflation back?" The Consumer Price Index (CPI) that had been running at a year over year rate of under 2% in 2003 is now over 4.5% (3Q 2005). Any significant inflation can be a very disruptive phenomenon.

In the 1970's inflation became embedded in our economy. This came about due to stimulative fiscal policy (government spending), loose monetary policy, imposition of substantial regulation and tax policy that included penalties on savings and investment, and higher tax brackets for those who were simply keeping up with price increases (bracket creep). There were also several supply shocks in energy and mining. In that environment investing in manufacturing did not work while investing in hard assets such as metals and oil did.

Our current economy shows some similarities to that of the 1970's: fiscal policy has been stimulative, monetary policy was also stimulative for several years, supply shocks created by national disasters have occurred, a form of bracket creep has returned through a device known as the alternative minimum tax (which includes no adjustment for inflation) and Federal regulations have expanded.

There are also differences: technology has increased productivity, Federal tax rates of 50% to 70% in the 1970's are now 15% to 35% on savings and investment, and globalization has expanded competition which limits price increases by companies.

It is our opinion that a limited form of inflation is returning, which should benefit the owners of hard assets. However, the lower tax rates, productivity gains, tighter monetary policy and the effects of globalization should keep it from becoming embedded.

Of the Fund's major industry exposure, energy continued to contribute positively to performance in its fourth quarter, while exposure to the telecommunications industry has hindered performance. The rise in energy prices has been a direct cause of the strong performance by energy stocks, but has also reduced expectations for growth in other sectors of the economy.

Since the founding of Ellsworth Convertible Growth and Income Fund in 1986, the Fund's strategy has consistently been to use convertible securities as an equity alternative to reduce risk and volatility. This strategy tends to outperform in bear markets and lag in bull markets. For the quarter, nine-month and ten-year periods ended September 30, 2005, Ellsworth's NAV has outperformed the average of the closed-end convertible fund category tracked by Lipper, Inc. and published in the Lipper Closed-End Performance Analysis. However, for the one year and five years ended September 30, 2005, the Fund underperformed the average of the eleven funds in its category. Of these eleven funds, only four, including the Fund, remain unleveraged convertible funds and only five, including the Fund, have more than 65% of their assets in convertible securities. We believe these factors contributed to the difference in performance between Ellsworth and many of the other funds in the group.

Independent director William A. Benton is retiring from service at the end of his term in 2006. He was one of Ellsworth's directors in our founding year of 1986. His contributions to the Fund have been many. He will be missed.


                                                 CONTINUED ON THE FOLLOWING PAGE

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS (CONTINUED)


Visit our website, www.ellsworthfund.com, for additional information on the Fund. Further, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard & Poor's should contact us.

At its October 17, 2005 meeting, the Board of Directors declared a dividend of
9.75 cents ($0.0975) per share. The dividend consists of undistributed net investment income and will be payable on November 23, 2005 to shareholders of record on October 27, 2005.

The 2006 annual meeting of shareholders will be held at our offices in Morristown, New Jersey on January 13, 2006. Time and location will be included in the proxy statement, scheduled to be mailed to shareholders on November 28, 2005. All shareholders are welcome to attend, we hope to see you there.


/s/ Thomas H. Dinsmore

Thomas H. Dinsmore
Chairman of the Board

--------------------------------------------------------------------------------
MAJOR PORTFOLIO CHANGES - BY UNDERLYING COMMON STOCK
SIX MONTHS ENDED SEPTEMBER 30, 2005
ADDITIONS                                            REDUCTIONS

Best Buy Co., Inc.                                   Agilent Technologies, Inc.

Celanese Corp.                                       The Chubb Corp.

Cephalon, Inc.                                       Devon Energy Corp.

Echostar Communications Corp.                        Global Marine Corp.

FTI Consulting, Inc.                                 Impax Laboratories, Inc.

Genworth Financial, Inc.                             IKON Office Solutions, Inc.
 (exchangeable from Citigroup Funding, Inc.)         (exchangeable from IOS Capital, LLC)

LSI Logic Corp.                                      Ivax Corp.

Manor Care, Inc.                                     Leucadia National Corp.

MetLife, Inc.                                        Ocwen Financial Corp.

Nuveen Investments, Inc.                             Omnicare, Inc.
 (exchangeable from Merrill Lynch & Co., Inc. and
 Morgan Stanley, Inc.)                               Pegasus Solutions, Inc.

Oil States International, Inc.                       Valero Energy Corp.

U.S. Bancorp                                         Weatherford International, Ltd.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
LARGEST INVESTMENT HOLDINGS - BY UNDERLYING COMMON STOCK


                                                           Value        % Total
                                                          (Note 1)    Net Assets
                                                        -----------   ----------
Chesapeake Energy Corp. ..............................  $ 4,640,875       4.0%
  PRODUCES OIL AND NATURAL GAS. THE COMPANY'S
  OPERATIONS ARE FOCUSED ON DEVELOPMENTAL DRILLING
  AND PRODUCING PROPERTY ACQUISITIONS IN ONSHORE
  NATURAL GAS PRODUCING AREAS OF THE UNITED STATES
  AND CANADA.

The Walt Disney Company ..............................    3,301,090       2.9
  AN ENTERTAINMENT COMPANY WHICH CONDUCTS OPERATIONS
  IN MEDIA NETWORKS, STUDIO ENTERTAINMENT, THEME
  PARKS AND RESORTS, CONSUMER PRODUCTS, AND INTERNET
  AND DIRECT MARKETING.

Nuveen Investments, Inc. .............................    2,717,295       2.4
  THE COMPANY'S PRINCIPAL ACTIVITIES ARE ASSET
  MANAGEMENT AND RELATED RESEARCH, AND THE
  DEVELOPMENT, MARKETING AND DISTRIBUTION OF
  INVESTMENT PRODUCTS AND SERVICES. NUVEEN PROVIDES
  ITS SERVICES THROUGH FINANCIAL ADVISORS WHO SERVE
  THE AFFLUENT AND HIGH NET WORTH MARKET SEGMENTS.
  (EXCH. FROM MERRILL LYNCH & Co., Inc. and Morgan
  Stanley, Inc.)

The St. Paul Travelers Companies, Inc. ...............    2,406,000       2.1
  PROVIDES A BROAD RANGE OF INSURANCE PRODUCTS AND
  SERVICES FOR THE COMMERCIAL AND CONSUMER MARKETS.

Genworth Financial, Inc. .............................    2,360,475       2.1
  PROVIDES LIFE INSURANCE PRODUCTS, LONG-TERM CARE
  INSURANCE AND MORTGAGE GUARANTEE INSURANCE COVERAGE
  ON RESIDENTIAL MORTGAGE LOANS. (EXCH. FROM CITIGROUP
  FUNDING, INC.)

The Williams Companies, Inc. .........................    2,340,000       2.0
  THE COMPANY EXPLORES, PRODUCES, GATHERS, PROCESSES
  AND TRANSPORTS NATURAL GAS. WILLIAMS ALSO MANAGES
  A WHOLESALE POWER BUSINESS.

Amerada Hess Corp. ...................................    2,332,600       2.0
  TOGETHER WITH ITS SUBSIDIARIES EXPLORES FOR,
  PRODUCES, PURCHASES, TRANSPORTS AND SELLS CRUDE
  OIL AND NATURAL GAS. THE COMPANY ALSO MANUFACTURES,
  PURCHASES, TRANSPORTS AND MARKETS REFINED PETROLEUM
  PRODUCTS.

The TJX Companies, Inc. ..............................    2,309,160       2.0
  RETAILS OFF-PRICE APPAREL AND HOME FASHIONS. THE
  COMPANY CURRENTLY OPERATES T.J. MAXX, MARSHALLS,
  HOMEGOODS, A.J. WRIGHT, WINNERS AND T.K. MAXX
  STORES.

MetLife, Inc. ........................................    2,263,200       2.0
  PROVIDES INSURANCE AND FINANCIAL SERVICES TO A
  RANGE OF INDIVIDUAL AND INSTITUTIONAL CUSTOMERS.

Freeport McMoRan Copper and Gold, Inc. ...............    2,218,420       1.9
  IS INVOLVED IN MINERAL EXPLORATION AND DEVELOPMENT,   -----------   ----------
  MINING, AND MILLING OF COPPER, GOLD AND SILVER. THE
  COMPANY IS ALSO INVOLVED IN SMELTING AND REFINING
  COPPER CONCENTRATES.

Total ................................................  $26,889,115      23.4%
                                                        ===========   ==========

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
MAJOR INDUSTRY EXPOSURE


                       ---------------------------
Banking/Savings & Loan                             7.2%
                       ---------------------------
                       ------------
             Chemicals              3.4%
                       ------------
                       -----------------------------------------------
                Energy                                                 13.7%
                       -----------------------------------------------
                       ----------------
         Entertainment                  4.2%
                       ----------------
                       ---------------------------------------------------
 Financial & Insurance                                                     15.3%
                       ---------------------------------------------------
                       --------------------
           Health Care                      5.7%
                       --------------------
                       ----------------------------------------
       Pharmaceuticals                                          11.6%
                       ----------------------------------------
                       -----------------------
                Retail                         6.4%
                       -----------------------
                       ---------------------------------
            Technology                                   8.4%
                       ---------------------------------
                       ---------------------
    Telecommunications                       6.3%
                       ---------------------



--------------------------------------------------------------------------------
DIVERSIFICATION OF ASSETS

                                                            % Total Net Assets
                                                               September 30,
                                                  Value     -------------------
                                     Cost        (Note 1)     2005       2004
                                 ------------  ------------ --------   --------
Automotive ..................... $  2,845,190  $  2,644,188    2.3%       4.7%
Banking/Savings and Loan .......    8,646,599     8,279,613    7.2       11.0
Chemicals ......................    3,943,044     3,890,520    3.4         --
Consumer Goods .................    2,463,795     3,207,263    2.8        3.6
Energy .........................   10,369,642    15,757,845   13.7       10.4
Entertainment ..................    4,902,842     4,791,715    4.2        4.2
Financial and Insurance ........   17,165,326    17,577,120   15.3       11.1
Foods ..........................    2,071,514     2,060,800    1.8        1.0
Health Care ....................    6,885,292     6,548,522    5.7        4.7
Mining .........................    1,961,987     2,218,420    1.9        1.4
Multi-Industry .................    1,593,172     1,438,500    1.3         --
Pharmaceuticals ................   12,562,777    13,286,207   11.6       11.1
Retail .........................    7,742,664     7,303,858    6.4        7.9
Technology .....................    9,642,922     9,695,225    8.4        7.3
Telecommunications .............    6,497,489     7,196,055    6.3        6.7
Utilities ......................    1,500,000     1,927,500    1.7        1.1
Other ..........................    2,022,193     2,041,250    1.6        8.7
Short-Term Securities ..........    4,308,677     4,308,683    3.8        3.8
                                 ------------  ------------ --------   --------
  TOTAL INVESTMENTS ............  107,125,125   114,173,284   99.4       98.7

Other Assets, Net of
  Liabilities ..................           --       650,585    0.6        1.3
                                 ------------  ------------ --------   --------
    TOTAL NET ASSETS ........... $107,125,125  $114,823,869  100.0%     100.0%
                                 ============  ============ ========   ========


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                  SEPTEMBER 30, 2005
                                                                                  ------------------
ASSETS:
   Investments at value (cost $107,125,125) (Note 1) ...........................     $114,173,284
   Cash ........................................................................          156,561
   Receivable for securities sold ..............................................        2,090,725
   Dividends and interest receivable ...........................................          494,204
   Other assets ................................................................           32,676
                                                                                     ------------
   Total assets ................................................................      116,947,450
                                                                                     ------------
LIABILITIES:
   Payable for securities purchased ............................................        1,996,882
   Accrued management fee (Note 2) .............................................           68,330
   Accrued expenses ............................................................           19,935
   Other liabilities ...........................................................           38,434
                                                                                     ------------
   Total liabilities ...........................................................        2,123,581
                                                                                     ------------

NET ASSETS .....................................................................     $114,823,869
                                                                                     ============
NET ASSETS CONSIST OF:
   Undistributed net investment income .........................................     $    747,780
   Accumulated net realized loss from investment transactions ..................       (2,705,037)
   Unrealized appreciation on investments ......................................        7,048,159
   Capital shares (Note 3) .....................................................          123,623
   Additional paid-in capital ..................................................      109,609,344
                                                                                     ------------
NET ASSETS .....................................................................     $114,823,869
                                                                                     ============
Net asset value per share ($114,823,869 / 12,362,269 outstanding shares) .......     $       9.29
                                                                                     ============


----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005
INVESTMENT INCOME (NOTE 1):
   Interest ....................................................................     $  2,709,465
   Dividends ...................................................................        2,287,195
                                                                                     ------------
     Total Income ..............................................................        4,996,660
                                                                                     ------------
EXPENSES (NOTE 2):
   Management fee ..............................................................          785,902
   Custodian ...................................................................           23,300
   Transfer agent ..............................................................           22,563
   Professional fees ...........................................................          154,442
   Directors' fees .............................................................          127,175
   Reports to shareholders .....................................................           51,762
   Treasurer's office ..........................................................           25,000
   Other .......................................................................           96,782
                                                                                     ------------
     Total Expenses ............................................................        1,286,926
                                                                                     ------------
NET INVESTMENT INCOME ..........................................................        3,709,734
                                                                                     ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain from investment transactions ..............................        1,922,040
   Net unrealized appreciation of investments ..................................        5,219,341
                                                                                     ------------
   Net gain on investments .....................................................        7,141,381
                                                                                     ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     $ 10,851,115
                                                                                     ============


                           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                                                                                              PAGE 5


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2005 AND 2004


                                                                        2005            2004
                                                                    ------------    ------------
Change in net assets from operations:
  Net investment income ........................................... $  3,709,734    $  3,647,400(a)
    Adjustment for change in amortization policy ..................           --        (248,111)
                                                                                    ------------
      Net investment income, as adjusted ..........................                    3,399,289
                                                                                    ------------

Net realized gain from investment transactions ....................    1,922,040       3,243,708(a)
  Adjustment for change in amortization policy ....................           --          66,057
                                                                                    ------------
    Net realized gain from investment transactions, as adjusted ...                    3,309,765
                                                                                    ------------

Net unrealized appreciation of investments ........................    5,219,341         411,096(a)
  Adjustment for change in amortization policy ....................           --         182,054
                                                                                    ------------
    Net unrealized appreciation of investments, as adjusted .......                      593,150
                                                                    ------------    ------------

Net increase in net assets resulting from operations ..............   10,851,115       7,302,204(a)
  Adjustment for change in amortization policy ....................           --              --
                                                                    ------------    ------------
    Net increase in net assets resulting from operations, as
      adjusted.....................................................   10,851,115       7,302,204
                                                                    ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ...........................................   (3,641,418)     (3,681,116)
                                                                    ------------    ------------

Capital share transactions (Note 3)
  Value of shares issued on reinvestment of distributions .........      506,725         648,017
  Net proceeds from rights offering ...............................           --      13,037,152
                                                                    ------------    ------------
    Total capital share transactions ..............................      506,725      13,685,169
                                                                    ------------    ------------

CHANGE IN NET ASSETS ..............................................    7,716,422      17,306,257

Net assets at beginning of year ...................................  107,107,447      89,801,190
                                                                    ------------    ------------

NET ASSETS AT END OF YEAR ......................................... $114,823,869    $107,107,447
                                                                    ============    ============

  Undistributed net investment income at end of year .............. $    747,780    $    967,661(a)
                                                                    ============
    Adjustment for change in amortization policy ..................                     (288,197)
                                                                                    ------------
      Undistributed net investment income at end of year,
        as adjusted ...............................................                 $    679,464
                                                                                    ============

--------------------
(a) As previously reported.


                           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING:


                                                              YEAR ENDED SEPTEMBER 30,
                                                  ------------------------------------------------
                                                    2005      2004      2003      2002      2001
                                                  ------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year .............     $8.71     $8.58     $7.81     $8.67    $11.82
                                                  ------------------------------------------------
Net investment income ..........................      0.29      0.30(a)   0.32(a)   0.34(a)   0.47
  Adjustment for change in
  amortization policy ..........................        --     (0.02)    (0.01)       --        --
                                                  ------------------------------------------------
    Net investment income, as adjusted .........      0.29      0.28      0.31      0.34      0.47
                                                  ------------------------------------------------

Net realized and unrealized gain (loss) ........      0.59      0.35(a)   0.75(a)  (0.76)(a) (1.88)
  Adjustment for change in
  amortization policy ..........................        --      0.02      0.01        --        --
                                                  ------------------------------------------------
    Net realized and unrealized
    gain (loss), as adjusted ...................      0.59      0.37      0.76     (0.76)    (1.88)
                                                  ------------------------------------------------

Total from investment operations ...............      0.88      0.65      1.07     (0.42)    (1.41)
                                                  ------------------------------------------------

LESS DISTRIBUTIONS:
Dividends from net investment income ...........     (0.30)    (0.32)    (0.30)    (0.44)    (0.42)
Distributions from realized gains ..............        --        --        --        --     (1.32)
                                                  ------------------------------------------------
  Total distributions ..........................     (0.30)    (0.32)    (0.30)    (0.44)    (1.74)
                                                  ------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Effect of rights offering ......................        --     (0.20)       --        --        --
Capital share repurchases ......................        --        --        --        --        --
                                                  ------------------------------------------------
  Total capital share transactions .............        --     (0.20)       --        --        --
                                                  ------------------------------------------------
Net asset value, end of year ...................     $9.29     $8.71     $8.58     $7.81     $8.67
                                                  ================================================

Market value, end of year ......................     $7.84     $7.95     $8.05     $7.55     $8.35

Total Net Asset Value Return (%)(b) ............      10.3       5.2      14.0      (5.2)    (13.3)
Total Investment Return (%)(c) .................       2.5       2.8      10.8      (4.5)      2.2

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .........  $114,824  $107,107   $89,801   $81,125   $88,901
Ratio of expenses to average net assets (%) ....       1.2       1.2       1.2       1.2       1.2
Ratio of net investment income to
  average net assets (%) .......................       3.4       3.2(d)    3.8(d)    4.0(d)    5.0
Portfolio turnover rate (%) ....................        82        70        86        89        82

--------------------
(a) As previously reported.
(b) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d) Ratios for 2004, 2003 and 2002 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004, 2003 and 2002 were 3.4%, 3.9% and 3.9%, respectively.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005

Principal                                                                     Identified    Value
 Amount                                                                         Cost      (Note 1)
---------                                                                     ----------  ----------
             CONVERTIBLE BONDS AND NOTES -- 50.8%
             AEROSPACE AND DEFENSE -- 0.9%
$1,000,000   L-3 Communications Holdings, Inc. 3% 2035 CODES (Ba3)
             (Acquired 07/27/05 - 07/28/05) (1,2) ........................... $1,011,255  $1,026,250
                                                                              ----------  ----------
             AUTOMOTIVE -- 2.3%
   625,000   CSK Auto Inc. 3.375% 2025 sr. exch. notes (NR)
             (conv. into CSK Auto Corp. common stock)
             (Acquired 07/26/05) (2) ........................................    637,095     593,875
 4,500,000   Lear Corp. 0% 2022 cv. sr. notes (Ba2) .........................  2,208,095   2,050,313
                                                                              ----------  ----------
                                                                               2,845,190   2,644,188
                                                                              ----------  ----------
             BANKING/SAVINGS AND LOAN -- 2.0%
 1,000,000   The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes
             (A1)(exch. for Fifth Third Bancorp common stock) (1) ...........  1,152,524     836,800
 1,500,000   U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2)
             (Acquired 08/10/05) (2) ........................................  1,483,503   1,479,000
                                                                              ----------  ----------
                                                                               2,636,027   2,315,800
                                                                              ----------  ----------
             CONSUMER GOODS -- 1.6%
 1,375,000   Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2) ........  1,375,000   1,840,163
                                                                              ----------  ----------
             ENERGY -- 2.4%
   750,000   OMI Corp. 2.875% 2024 cv. sr. notes (B+) .......................    750,000     691,875
 1,500,000   Oil States International, Inc. 2.375% 2025 contingent cv. sr.
             notes (B+)
             (Acquired 06/16/05) (2) ........................................  1,485,546   2,011,875
                                                                              ----------  ----------
                                                                               2,235,546   2,703,750
                                                                              ----------  ----------
             ENTERTAINMENT -- 4.2%
 1,500,000   EchoStar Communications Corp. 5.75% 2008 cv. sub. notes (B2) ...  1,496,303   1,490,625
 3,250,000   The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1) .......  3,406,539   3,301,090
                                                                              ----------  ----------
                                                                               4,902,842   4,791,715
                                                                              ----------  ----------
             FINANCIAL AND INSURANCE -- 1.7%
 1,000,000   FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (Ba3)
             (Acquired 07/29/05) (2) ........................................  1,027,541   1,066,200
 1,000,000   Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds
             (A1)(conv. into Swiss Reinsurance Company common stock)
             (Acquired 11/15/01 - 12/05/01) (2) .............................  1,006,361    925,950
                                                                              ----------  ----------
                                                                               2,033,902   1,992,150
                                                                              ----------  ----------
             FINANCIAL SERVICES -- 0.9%
 1,000,000   Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR)
             (Acquired 09/28/05 - 09/29/05) (1,2) ...........................  1,010,938   1,015,000
                                                                              ----------  ----------
             HEALTH CARE -- 4.9%
 1,500,000   Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3) ..  1,505,570   1,747,350
 1,750,000   Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR) ...................  1,768,669     875,000
 2,000,000   Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3)
             (Acquired 07/27/05 - 09/20/05) (2) .............................  2,044,185   2,050,000
   500,000   Mentor Corp. 2.75% 2024 cv. sub. notes (NR) ....................    573,118     952,813
                                                                              ----------  ----------
                                                                               5,891,542   5,625,163
                                                                              ----------  ----------
             MULTI-INDUSTRY -- 0.8%
 1,000,000   Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
             (performance linked to Cendant Corp. common stock) (1) .........  1,031,672     922,500
                                                                              ----------  ----------


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (CONTINUED)

Principal                                                                     Identified    Value
  Amount                                                                        Cost      (Note 1)
----------                                                                   ----------- -----------
             CONVERTIBLE BONDS AND NOTES -- (CONTINUED)
             PHARMACEUTICALS -- 7.2%
$2,000,000   Amgen, Inc. 0% 2032 LYONs (A2) (1) ............................ $ 1,699,432  $1,599,170
   550,000   CV Therapeutics, Inc. 3.25% 2013 sr. sub. cv. notes (NR) ......     576,509     653,125
 1,500,000   Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-) .................  1,482,624   1,692,188
 1,250,000   Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR) ....  1,267,117   1,326,560
 1,000,000   Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR) ...................  1,000,660   1,005,000
 1,000,000   Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv.
             sr. deb.(BBB)(exch. for Teva Pharmaceutical Industries Ltd. ADR)  1,000,000   1,000,000
 1,000,000   Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv.
             sr. deb.(BBB)(exch. for Teva Pharmaceutical Industries Ltd. ADR)  1,000,000   1,032,500
                                                                             ----------- -----------
                                                                               8,026,342   8,308,543
                                                                             ----------- -----------
             RETAIL -- 6.4%
 1,000,000   Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B3) ................    977,500     982,800
 2,000,000   Best Buy Co., Inc. 2.25% 2022 cv. sub. deb. (Ba1) (1) ..........  2,278,507   2,195,960
 1,250,000   Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR) .  1,292,855   1,135,938
 1,000,000   Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B) .....    668,889     680,000
 3,000,000   The TJX Companies, Inc. 0% 2021 LYONs (Baa1) ...................  2,524,913   2,309,160
                                                                             ----------- -----------
                                                                               7,742,664   7,303,858
                                                                             ----------- -----------
             TECHNOLOGY -- 8.4%
 1,250,000   Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1) ..  1,447,925   1,421,875
 2,000,000   Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
             (exch. into cash equivalent of a basket of technology stocks)(1)  2,019,330   1,877,800
 2,250,000   International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2) ...  2,242,713   2,216,250
 1,500,000   LSI Logic Corp. 4% 2010 cv. sub. notes (B) .....................  1,483,048   1,588,050
 1,500,000   Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) ....................  1,492,164   1,631,250
 1,000,000   Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3) ...    957,742     960,000
                                                                             ----------- -----------
                                                                               9,642,922   9,695,225
                                                                             ----------- -----------
             TELECOMMUNICATIONS -- 5.4%
 1,000,000   Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3) ...............  1,149,375   1,496,750
 1,000,000   Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1).  1,000,000   1,145,240
   500,000   Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B1).    500,000     599,390
 1,250,000   Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3) ............  1,274,444   1,182,750
 1,500,000   Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR) ...............  1,510,670   1,813,125
                                                                             ----------- -----------
                                                                               5,434,489   6,237,255
                                                                             ----------- -----------
             UTILITIES -- 1.7%
 1,500,000   CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1) ................  1,500,000   1,927,500
                                                                             ----------- -----------
             TOTAL CONVERTIBLE BONDS AND NOTES ..............................$57,320,331 $58,349,060
                                                                             ----------- -----------
  Shares     CONVERTIBLE PREFERRED STOCKS -- 23.6%
----------
             BANKING/SAVINGS AND LOAN -- 5.2%
    40,000   National Australia Bank Ltd. 7.875% exch. capital units (NR) ...  1,038,700   1,640,000
    20,000   New York Community Bancorp, Inc. 6% BONUSES units (Baa2) .......  1,306,838     966,000
    35,000   Sovereign Capital Trust IV 4.375% PIERS (Ba1)
             (exch. for Sovereign Bancorp, Inc. common stock) (1) ...........  1,891,909   1,544,375
    35,000   Washington Mutual Capital Trust 5.375% PIERS units (Baa1)
             (exch. for Washington Mutual, Inc. common stock) ...............  1,773,125   1,813,438
                                                                             ----------- -----------
                                                                               6,010,572   5,963,813
                                                                             ----------- -----------
             CHEMICALS -- 1.8%
    80,000   Celanese Corp. 4.25% cv. perp. pfd. (NR) .......................  1,931,748   2,112,400
                                                                             ----------- -----------


                                                                                              PAGE 9


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (CONTINUED)

                                                                              Identified    Value
  Shares                                                                        Cost      (Note 1)
----------                                                                   ----------- -----------
             CONVERTIBLE PREFERRED STOCKS -- CONTINUED
             ENERGY -- 7.9%
  16,500     Chesapeake Energy Corp. 5% cum. cv. pfd. (B) .................. $ 1,832,500 $ 2,739,000
  17,000     Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B) ................   1,794,250   1,901,875
  10,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-) .............   2,025,096   2,061,250
  20,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-) .   1,015,000   2,340,000
                                                                             ----------- -----------
                                                                               6,666,846   9,042,125
                                                                             ----------- -----------
             FINANCIAL AND INSURANCE -- 6.8%
  75,000     Citigroup Funding, Inc. variable rate 2008 exch. notes (Aa1)
             (exch. for Genworth Financial, Inc. common stock) .............   2,212,500   2,360,475
      20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
             (Acquired 12/29/04 - 01/11/05) (2) ............................   2,078,125   1,840,000
  20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) .........   1,000,000   1,170,000
 100,000     The St. Paul Travelers Cos., Inc. 4.5% 2032
             cv. jr. sub. notes (Baa1) .....................................   2,414,175   2,406,000
                                                                             ----------- -----------
                                                                               7,704,800   7,776,475
                                                                             ----------- -----------
             MINING -- 1.9%
   2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perp. pfd.(B-).   1,961,987   2,218,420
                                                                             ----------- -----------

             TOTAL CONVERTIBLE PREFERRED STOCKS ............................ $24,275,953 $27,113,233
                                                                             ----------- -----------
             MANDATORY CONVERTIBLE SECURITIES -- 17.7% (4)

             CHEMICALS -- 1.5%
  40,000     Huntsman Corp. 5% mand. cv. pfd. 02/16/08 (NR) ................   2,011,296   1,778,120
                                                                             ----------- -----------
             CONSUMER GOODS -- 1.2%
  35,000     Constellation Brands, Inc. dep. shs. representing 5.75%
             series A mand. cv. pfd. 09/01/06 (B) ..........................   1,088,795   1,367,100
                                                                             ----------- -----------
             ENERGY -- 3.5%
  20,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES 12/01/06 (Ba3) ......   1,015,000   2,332,600
  15,000     Valero Energy Corp. 2% mand. cv. pfd. 07/01/06 (BB) ...........     452,250   1,679,370
                                                                             ----------- -----------
                                                                               1,467,250   4,011,970
                                                                             ----------- -----------
             FINANCIAL AND INSURANCE -- 6.8%
  25,000     The Chubb Corp. 7% equity units 08/16/06 (A2) (1) .............     742,084     816,250
  30,000     Merrill Lynch & Co., Inc. 6.75% mand. exch. sec. 10/15/07 (Aa3)
             (exch. for Nuveen Investments, Inc. common stock) .............   1,020,000   1,124,820
  80,000     MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) ......   2,084,000   2,263,200
  42,500     Morgan Stanley, Inc. 5.875% mand. exch. sec. 10/15/08 (Aa3)
             (exch. for Nuveen Investments, Inc. common stock) .............   1,445,000   1,592,475
  40,000     The PMI Group, Inc. 5.875% HITS units 11/15/06 (A1) (1) .......     998,540     988,000
  45,000     XL Capital, Ltd. 6.5% equity security units 05/15/07 (A2) .....   1,137,000   1,023,750
                                                                             ----------- -----------
                                                                               7,426,624   7,808,495
                                                                             ----------- -----------
             FOODS -- 1.8%
  40,000     Albertson's, Inc. 7.25% HITS units 05/16/07 (Baa3) (1) ........   1,013,514   1,012,800
  40,000     Lehman Brothers Holdings, Inc. 6.25% PIES 10/15/07 (A1)
             (exch. for General Mills, Inc. common stock) ..................   1,058,000   1,048,000
                                                                             ----------- -----------
                                                                               2,071,514   2,060,800
                                                                             ----------- -----------
             PHARMACEUTICALS -- 2.9%
  20,000     Baxter International, Inc. 7% equity units 02/16/06
             (Baa1) (1) ....................................................     973,450   1,144,200
  40,000     Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3) .......   2,050,150   2,169,200
                                                                             ----------- -----------
                                                                               3,023,600   3,313,400
                                                                             ----------- -----------

             TOTAL MANDATORY CONVERTIBLE SECURITIES (4) .................... $17,089,079 $20,339,885
                                                                             ----------- -----------


PAGE 10


ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2005 (CONTINUED)

Principal
  Amount                                                                   Identified     Value
or Shares                                                                     Cost       (Note 1)
----------                                                                ------------ ------------
                 COMMON STOCKS -- 3.5%
                 HEALTH CARE -- 0.8%
    21,115  shs  LifePoint Hospitals, Inc. (3)  ......................... $    993,750 $    923,359
                                                                          ------------ ------------
                 MULTI-INDUSTRY -- 0.5%
    25,000  shs  Cendant Corp. ..........................................      561,500      516,000
                                                                          ------------ ------------
                 PHARMACEUTICALS -- 1.4%
    26,300  shs  Johnson & Johnson ......................................    1,512,835    1,664,264
                                                                          ------------ ------------
                 TELECOMMUNICATIONS -- 0.8%
    40,000  shs  SBC Communications, Inc. ...............................    1,063,000      958,800
                                                                          ------------ ------------

                 TOTAL COMMON STOCKS .................................... $  4,131,085 $  4,062,423
                                                                          ------------ ------------
                 SHORT-TERM SECURITIES -- 3.8%

                 COMMERCIAL PAPER -- 3.8%
$4,300,000       American Express Credit Corp. (P1)
                 (3.70% maturing 10/04/05) ..............................    4,297,790    4,297,790
                                                                          ------------ ------------
                 U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000       U.S. Treasury notes 2.25% 04/30/06 (Aaa) (5) ...........       10,887       10,893
                                                                          ------------ ------------
                 TOTAL SHORT-TERM SECURITIES ............................ $  4,308,677 $  4,308,683
                                                                          ------------ ------------
                 TOTAL CONVERTIBLE BONDS AND NOTES -- 50.8% .............   57,320,331   58,349,060
                 TOTAL CONVERTIBLE PREFERRED STOCKS -- 23.6% ............   24,275,953   27,113,233
                 TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.7% ........   17,089,079   20,339,885
                 TOTAL COMMON STOCKS -- 3.5% ............................    4,131,085    4,062,423
                 TOTAL SHORT-TERM SECURITIES -- 3.8% ....................    4,308,677    4,308,683
                                                                          ------------ ------------
                 TOTAL INVESTMENTS -- 99.4% ..............................$107,125,125  114,173,284
                                                                          ============
                 OTHER ASSETS AND LIABILITIES, NET -- 0.6% ..............                   650,585
                                                                                       ------------
                 TOTAL NET ASSETS -- 100.0% .............................              $114,823,869
                                                                                       ============

(1) Contingent payment debt instrument which accrues contingent interest. See
    Note 1(b).
(2) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2005 was $12,008,150 which represented 10.5% of the Fund's net assets.
(3) Non-income producing security.
(4) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(5) Collateral for a letter of credit.

ACES     Automatic Convertible Equity Securities.    LYONs    Liquid Yield Option Notes.
ADR      American Depositary Receipts.               PIES     Premium Income Exchangeable Securities.
BONUSES  Bifurcated Option Note Unit Securities.     PIERS    Preferred Income Equity Redeemable Securities.
CODES    Convertible Contingent Debt Securities.     ZYPS     Zero Yield Puttable Securities.
HITS     Hybrid Income Term Security.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund"), established in 1986, is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(A) SECURITY VALUATION
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with initial maturities of 60 days or less are valued at amortized cost.

(B) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 5 cents per share for the year ended September 30, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At September 30, 2005 there were unrealized gains of approximately 3 cents per share on contingent payment debt instruments.

(C) CHANGES IN METHOD OF ACCOUNTING FOR BOND PREMIUM AND DISCOUNT AMORTIZATION Effective October 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to October 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and the financial highlights and statement of changes in net assets presented herein have been restated to reflect the new method retroactive to October 1, 2001.

The effect of this accounting change is included in the financial highlights for the years ended September 30, 2002, 2003 and 2004, and in the statement of changes in net assets for the year ended September 30, 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $79,579 increase in the cost of securities held and a corresponding $79,579 reduction in the net unrealized gains based on the securities held on October 1, 2001. The impact of this change during the twelve months ended September 30, 2005 was to reduce net investment income by $100,871, increase unrealized gains by $83,316 and increase realized gains by $17,555. These changes had no effect on previously reported total net assets or total returns.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED

(D) FEDERAL INCOME TAXES
The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

At September 30, 2005, the Fund had a capital loss carryforward of $3,010,788 available to the extent allowed by tax law to offset future net capital gains, if any. To the extent that the carryforward is used, no capital gains distributions will be made. The carryforward expires in 2011. The Fund utilized net capital loss carryforwards of $1,904,485 during the year ended September 30, 2005.

(E) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the years ended September 30, 2005 and 2004 were $3,641,418 and $3,681,116, respectively, both from ordinary income.

At September 30, 2005 the components of distributable net assets and the federal tax cost were as follows:

   Unrealized appreciation                $ 11,163,962
   Unrealized depreciation                  (4,199,119)
                                          ------------
   Net unrealized appreciation               6,964,843
   Undistributed ordinary income             1,136,847
   Tax basis capital loss carryforward      (3,010,788)

   Cost for federal income tax purposes   $107,208,441


2. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 0.75 of 1% of the first $100,000,000 and 0.50 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund. The Fund pays all expenses incurred by it and not assumed by the Adviser and in addition will pay the costs and expenses of its Treasurer's office, up to a maximum of $25,000 per year, incurred in connection with its performance of certain services for the Fund. These services include the valuation of securities owned by the Fund, and the preparation of financial statements and schedules of the Fund's investments for inclusion in certain periodic reports to the Fund's Board of Directors and to the U.S. Securities and Exchange Commission, the maintenance of files relating to the foregoing, and rent, personnel costs and other overhead expenses allocable to the aforementioned services.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   CAPITAL STOCK
At September 30, 2005 there were 12,362,269 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the years ended September 30, 2005 and 2004, 64,142 shares and 81,307 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $506,725 and $648,017, respectively.

4.   PORTFOLIO ACTIVITY
Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $85,284,439 and $85,383,232, respectively, for the year ended September 30, 2005.


--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended September 30, 2005, 22.3% of the dividends paid from ordinary income qualified for the dividends received deduction for corporations. Certain dividends paid by the Fund for the fiscal year ended September 30, 2005 may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $810,288 as taxed at a maximum rate of 15%.

Shareholders should not use the above information to prepare their tax returns. Since the Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2006. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
   ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund"), as of September 30, 2005, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the years ended September 30, 2004, September 30, 2003, September 30, 2002 and September 30, 2001, have been audited by other auditors, whose reports dated October 29, 2004, October 20, 2003, October 14, 2002 and October 13, 2001 express an unqualified opinion.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Ellsworth Convertible Growth and Income Fund, Inc. as of September 30, 2005, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP


Philadelphia, Pennsylvania
November 4, 2005

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
MISCELLANEOUS NOTES


AUTOMATIC DIVIDEND INVESTMENT AND CASH PAYMENT PLAN

The Fund has an Automatic Dividend Investment and Cash Payment Plan (the "Plan"). Any shareholder may elect to join the Plan by sending an application to American Stock Transfer & Trust Company, P.O. Box 922, Church Street Station, NY 10269-0560 (the "Plan Agent"). You may also obtain additional information about the Plan by calling the Plan Agent toll free at (800) 937-5449. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name. Shareholders should also contact their broker to determine whether shares acquired through participation in the Plan can be transferred to another broker, and thereafter, whether the shareholder can continue to participate in the Plan.

Under the Plan, all dividends and distributions are automatically invested in additional Fund shares. Depending on the circumstances, shares may either be issued by the Fund or acquired through open market purchases at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, the Plan Agent will combine your dividends with those of other Plan participants and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

All dividends and distributions made by the Fund (including capital gain dividends and dividends designated as qualified dividend income, which are eligible for taxation at lower rates) remain taxable to Plan participants, regardless of whether such dividends and distributions are reinvested in additional shares of the Fund through open market purchases or through the issuance of new shares. Plan participants will be treated as receiving the cash used to purchase shares on the open market and, in the case of any dividend or distribution made in the form of newly issued shares, will be treated as receiving an amount equal to the fair market value of such shares as of the reinvestment date. Accordingly, a shareholder may incur a tax liability even though such shareholder has not received a cash distribution with which to pay the tax.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Plan Agent, to be combined with other Plan monies, for purchase of additional Fund shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Plan Agent in your dividend reinvestment account. You may deposit with the Plan Agent any Ellsworth stock certificates you hold, for a one-time fee of $7.50.

At any time, a Plan participant may instruct the Plan Agent to liquidate all or any portion of such Plan participant's account. To do so, a Plan participant must deliver written notice to the Plan Agent prior to the record date of any dividend or distribution requesting either liquidation or a stock certificate. The Plan Agent will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Fund that are subject to liquidation requests in the open market. The amount of proceeds a Plan participant will receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by the Plan Agent for all Plan participants who have given the Plan Agent liquidation requests.

The Plan Agent or the Fund may terminate the Plan for any reason at any time by sending written notice addressed to Plan participant's address as shown on the Plan Agent's records. Following the date of termination, the Plan Agent shall send the Plan participant either the proceeds of liquidation, or a stock certificate or certificates for the full shares held by the Plan Agent in the Plan participant's account. Additionally, a check will be sent for the value of any fractional interest in the Plan participant's account based on the market price of the Fund's Common Stock on that date.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
MISCELLANEOUS NOTES (CONTINUED)

NOTICE OF PRIVACY POLICY
The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Ellsworth shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our stockholders or former stockholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
In addition to the semi-annual and annual reports that Ellsworth delivers to shareholders and makes available through the Ellsworth public website, the Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters on Form N-Q. Ellsworth does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to the Ellsworth public website, www.ellsworthfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES / PROXY VOTING RECORD
The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's porfolio securities are available without charge, upon request, by calling (973) 631-1177, or at our website at www.ellsworthfund.com. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.

--------------------------------------------------------------------------------

The Fund is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.

--------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS
From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship may request that the Adviser disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. The Adviser may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist the Adviser in identifying potential investment opportunities for the Funds; (ii) prior to the receipt of non-public portfolio holdings, the broker, by means of e-mail or other written communication, shall agree to keep the nonpublic portfolio holdings confidential and not to use the information for the bro-ker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) the Adviser shall keep written records of its agreement with each broker to which it distributes nonpublic portfolio holdings; and (iv) the Adviser will secure a new agreement with a broker any time the broker directs the nonpublic portfolio holdings to be sent to a new recipient.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                    DIRECTORS


Each director is also a director of Bancroft Convertible Fund, Inc.(Bancroft)(a closed-end management investment company). Davis-Dinsmore Management Company (Davis-Dinsmore) is the Fund's investment adviser and is also the investment adviser to Bancroft. Because of this connection, the Fund and Bancroft make up a Fund Complex. Therefore, each director oversees two investment companies in the Fund Complex.
--------------------------------------------------------------------------------
Personal                        Principal Occupation(s) During Past Five Years;
Information                     Other Directorship(s)
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

Gordon F. Ahalt                 Retired. Prior to 2001, President of G.F.A. Inc.
  65 Madison Avenue             (a petroleum industry consulting company);
  Suite 550                     Director of Bancroft and CalDive International
  Morristown, NJ 07960          (a diving service company).
  Term expires 2007
  Director since 1986
  Age 77

--------------------------------------------------------------------------------

William A. Benton               Retired. Prior to 2001, Partner of BE Partners
  65 Madison Avenue             (a small options market maker); Director of
  Suite 550                     Bancroft.
  Morristown, NJ 07960
  Term expires 2006
  Director since 1986
  Age 72

--------------------------------------------------------------------------------

Elizabeth C. Bogan, Ph.D.       Senior Lecturer in Economics at Princeton
  65 Madison Avenue             University; Director of Bancroft.
  Suite 550
  Morristown, NJ 07960
  Term expires 2007
  Director since 1986
  Age 61

--------------------------------------------------------------------------------

Donald M. Halsted, Jr.          Retired Business Executive; Director of
  65 Madison Avenue             Bancroft.
  Suite 550
  Morristown, NJ 07960
  Term expires 2008
  Director since 1986
  Age 78

--------------------------------------------------------------------------------

Duncan O. McKee                 Retired Attorney; Director of Bancroft.
  65 Madison Avenue
  Suite 550
  Morristown, NJ 07960
  Term expires 2008
  Director since 1996
  Age 74

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                              DIRECTORS (CONTINUED)


Personal                        Principal Occupation(s) During Past Five Years;
Information                     Other Directorship(s)
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (CONTINUED)

Robert J. McMullan              Since 2005, Chief Executive Officer of Control
  65 Madison Avenue             Point Solutions, Inc. (a telecommunications
  Suite 550                     service provider). Prior to 2004, Senior Vice
  Morristown, NJ 07960          President and Chief Financial Officer of
  Term expires 2006             Conexant Systems, Inc. (a semiconductor
  Director since 2004           manufacturing company); Director of Bancroft
  Age 51                        and Control Point Solutions, Inc.

--------------------------------------------------------------------------------

Nicolas W. Platt                Since January 2003, President of CNC-US (an
  65 Madison Avenue             international consulting company). Prior to
  Suite 550                     January 2003, Senior Partner of Platt &
  Morristown, NJ 07960          Rickenbach (a public relations firm). Prior to
  Term expires 2007             May 2001, with WPP Group, UK and its public
  Director since 1997           relations subsidiaries, Ogilvy Public Relations,
  Age 52                        Burson-Marsteller and Robinson Lehr Montgomery;
                                Director of Bancroft.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS

Thomas H. Dinsmore, C.F.A. (1)  Chairman and Chief Executive Officer of the
  65 Madison Avenue             Fund, Bancroft and Davis-Dinsmore; Director of
  Suite 550                     Bancroft and Davis-Dinsmore.
  Morristown, NJ 07960
  Term expires 2008
  Director since 1986
  Chairman of the Board
  since 1996
  Age 52

--------------------------------------------------------------------------------

Jane D. O'Keeffe (1)
  65 Madison Avenue             President of the Fund, Bancroft and
  Suite 550                     Davis-Dinsmore; Director of Bancroft and
  Morristown, NJ 07960          Davis-Dinsmore.
  Term expires 2006
  Director since 1995
  Age 50

--------------------------------------------------------------------------------
(1) Mr. Dinsmore and Ms. O'Keeffe are considered interested persons because they are officers and directors of Davis-Dinsmore. They are brother and sister.

ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                               PRINCIPAL OFFICERS

The business address of each officer is 65 Madison Avenue, Suite 550, Morristown, NJ 07960. Officers are elected by and serve at the pleasure of the Board of Directors. Each officer holds office until the annual meeting to be held in 2006, and thereafter until his or her respective successor is duly elected and qualified.

--------------------------------------------------------------------------------
Personal
Information                     Principal Occupation(s) During Past Five Years
--------------------------------------------------------------------------------

Thomas H. Dinsmore, C.F.A.      Director, Chairman and Chief Executive Officer
  (1,2,3) Director, Chairman    of the Fund, Bancroft and Davis-Dinsmore.
  and Chief Executive Officer
  Officer since 1986
  Age 52

--------------------------------------------------------------------------------

Jane D. O'Keeffe (1,2,3)        Director and President of the Fund, Bancroft and
  Director and President        Davis-Dinsmore.
  Officer since 1994
  Age 50

--------------------------------------------------------------------------------

Gary I. Levine                  Executive Vice President and Chief Financial
  Executive Vice President,     Officer of the Fund, Bancroft and Davis-Dinsmore
  Chief Financial Officer and   since 2004. Secretary of the Fund, Bancroft and
  Secretary                     Davis-Dinsmore since 2003. Treasurer of
  Officer since 1986            Davis-Dinsmore since 1997. Vice President of the
  Age 48                        Fund, Bancroft and Davis-Dinsmore from 2002
                                until 2004. Treasurer of the Fund and Bancroft from 1993 until 2004.

--------------------------------------------------------------------------------

H. Tucker Lake, Jr. (2,4)       Vice President of the Fund and Bancroft since
  Vice President                2002, and of Davis-Dinsmore since 1997. Vice
  Officer since 1994            President, Trading, of the Fund and Bancroft
  Age 58                        from 1994 to 2002.

--------------------------------------------------------------------------------

Germaine M. Ortiz               Vice President of the Fund, Bancroft and
  Vice President                Davis-Dinsmore.
  Officer since 1996
  Age 36

--------------------------------------------------------------------------------

Mercedes A. Pierre              Vice President and Chief Compliance Officer
  Vice President and            of the Fund, Bancroft and Davis-Dinsmore since
  Chief Compliance Officer      2004, and Assistant Treasurer from 1998 to 2004.
  Officer since 1998
  Age 44

--------------------------------------------------------------------------------

Joshua P. Lake, C.T.P. (3,4)    Treasurer of the Fund and Bancroft since 2004.
  Treasurer and Assistant       Assistant Secretary of the Fund, Bancroft and
  Secretary                     Davis-Dinsmore since 2002. Assistant Treasurer
  Officer since 2002            of Davis-Dinsmore, also since 2002.
  Age 29

--------------------------------------------------------------------------------
(1) Mr. Dinsmore and Ms. O'Keeffe are brother and sister.
(2) Mr. H. Tucker Lake, Jr. is the cousin of Mr. Dinsmore and Ms. O'Keeffe.
(3) Mr. Joshua Lake is the cousin of Mr. Dinsmore and Ms. O'Keeffe.
(4) Mr. H. Tucker Lake, Jr. is the father of Mr. Joshua Lake.


BOARD OF DIRECTORS                                        INTERNET
GORDON F. AHALT                                           www.ellsworthfund.com
WILLIAM A. BENTON                                         email: info@ellsworthfund.com
ELIZABETH C. BOGAN Ph.D.
THOMAS H. DINSMORE, C.F.A.                                INVESTMENT ADVISER
DONALD M. HALSTED, JR.                                    Davis-Dinsmore Management Company
DUNCAN O. MCKEE                                           65 Madison Avenue, Suite 550
ROBERT J. MCMULLAN                                        Morristown, NJ 07960
JANE D. O'KEEFFE                                          (973) 631-1177
NICOLAS W. PLATT
                                                          SHAREHOLDER SERVICES AND TRANSFER AGENT
                                                          American Stock Transfer & Trust Company
OFFICERS                                                  59 Maiden Lane
THOMAS H. DINSMORE, C.F.A.                                New York, NY 10038
Chairman of the Board                                     (800) 937-5449
  and Chief Executive Officer                             www.amstock.com

JANE D. O'KEEFFE                                          COMMON STOCK LISTING
President                                                 American Stock Exchange Symbol: ECF

GARY I. LEVINE                                            LEGAL COUNSEL
  Executive Vice President, Chief Financial Officer       Ballard Spahr Andrews & Ingersoll LLP
  and Secretary
                                                          INDEPENDENT ACCOUNTANTS
H. TUCKER LAKE, JR.                                       Tait, Weller & Baker LLP
Vice President

GERMAINE M. ORTIZ
Vice President

MERCEDES A. PIERRE
Vice President and Chief Compliance Officer

JOSHUA P. LAKE, C.T.P.
Treasurer and Assistant Secretary

JESSICA K. LAKE
Assistant Vice President

JOANN VENEZIA
Assistant Vice President and Assistant Secretary

--------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of its own Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

               ELLSWORTH CONVERTIBLE GROWTH AND INCOME FUND, INC.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.ellsworthfund.com


                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                     ECF(TM)

ITEM 2. CODE OF ETHICS.

Effective May 15, 2003, the Board of Directors of the Fund has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. See attached Exhibit EX-99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective November 15, 2004, the Board of Directors determined that Director Robert J. McMullan, who is "independent" as such term is used in Form N-CSR, possesses the attributes required to be considered an audit committee financial expert under applicable federal securities laws.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Set forth in the table below are the aggregate fees billed to the Company by Tait, Weller & Baker LLP ("Tait Weller") for services rendered to the Company during the Company's last fiscal year ended September 30, 2005, and PricewaterhouseCoopers LLP ("PwC") for the fiscal year ended September 30, 2004.

  Fiscal YE      Audit     Audit-Related                  All Other
 September 30    Fees        Fees (1)     Tax Fees (4)      Fees
-------------   -------    -------------  ------------    ---------
    2004        $34,400      $ 9,785 (2)    $2,500           $0
    2005        $30,000      $10,000 (3)    $2,500           $0

(1) All Audit-Related Fees were pre-approved by the Company's Audit Committee and no Audit-Related Fees were approved by the Company's Audit Committee pursuant to section 2.01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirement for certain de minimus fees.

(2) Includes fees billed to the Company by PWC in connection with its review of the Company's Registration Statement on Form N-2 relating to the Company's Rights Offering in fiscal year 2004.

(3) Includes fees billed to the Company by Tait Weller in connection with the Company's change of accounting practice related to amortization of convertible bond premiums and discounts.

(4) "Tax Fees" include those fees billed by Tait Weller and PWC in connection with their review of the Company's income tax returns for fiscal years 2005 and 2004, respectively. All Tax Fees were pre-approved by the Company's Audit Committee and no Tax Fees were approved by the Company's Audit Committee pursuant to section 2.01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirement for certain de minimus fees.

Non-Audit Services

     During each of the last two fiscal years ended September 30, 2004 and September 30, 2005, PwC and Tait Weller did not provide any non-audit services to the Company or Davis-Dinsmore or its affiliates or otherwise bill the Company or Davis-Dinsmore or its affiliates for any such non-audit services.

Audit Committee Pre-Approval Policies and Procedures

     The Audit Committee pre-approves all audit and permissible non-audit services that are proposed to be provided to the Company by its independent auditors before they are provided to the Company. Such pre-approval also includes the proposed fees to be charged by the independent auditors for such services. The Audit Committee may delegate the pre-approval of audit and permissible non-audit services and related fees to one or more members of the Audit Committee who are "independent," as such term is used in Form N-CSR. Any such member's decision to pre-approve audit and/or non-audit services and related fees shall be presented to the full Audit Committee, solely for informational purposes, at their next scheduled meeting.

     The Audit Committee also pre-approves non-audit services to be provided by the Company's independent auditors to the Company's investment adviser if the engagement relates directly to the operations and financial reporting of the Company and if the Company's independent auditors are the same as, or affiliated with, the investment adviser's auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Fund has a designated Audit Committee in accordance with
Section 3(a)(58)(A) of the Exchange Act:

WILLIAM A. BENTON

ELIZABETH C. BOGAN, PH.D.

DONALD M. HALSTED, JR.

ROBERT J. MCMULLAN

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                         Bancroft Convertible Fund, Inc.
               Ellsworth Convertible Growth and Income Fund, Inc.
                        Davis-Dinsmore Management Company
                             Proxy Voting Guidelines

                            (Adopted April 14, 2003)

These proxy voting guidelines have been adopted by the Boards of Directors of Bancroft Convertible Fund, Inc. and Ellsworth Convertible Growth and Income Fund, Inc. (collectively, the "Funds"), as well as by the Board of Directors of Davis-Dinsmore Management Company ("Davis-Dinsmore").

The Boards of Directors of the Funds have delegated to Davis-Dinsmore responsibility for voting proxies received by the Funds in their capacities as shareholders of various companies. The Boards recognize that, due to the nature of the Funds' investments, the Funds do not frequently receive proxies.

Davis-Dinsmore exercises its voting responsibility with the overall goal of maximizing the value of the Funds' investments. The portfolio managers at Davis-Dinsmore oversee the voting policies and decisions for the Funds.
In evaluating voting issues, the portfolio managers may consider information from many sources, including management of a company presenting a proposal, shareholder groups, research analysts, and independent proxy research services.

Set forth below are the proxy voting guidelines:

A.   Matters Related to the Board of Directors

     1. The Funds generally will support the election of nominees recommended by management for election as directors. In determining whether to support a particular nominee, Davis-Dinsmore will consider whether the election of that nominee will cause a company to have less than a majority of independent directors.

     2. The Funds generally will support proposals to de-classify boards of directors if fewer than 66 2/3% of the directors are independent, and will generally vote against proposals to classify boards of directors.

     3. The Funds generally will withhold a vote in favor of a director who has served on a committee which has approved excessive compensation arrangements or proposed equity-based compensation plans that unduly dilute the ownership interests of stockholders.

B.   Matters Related to Independent Auditors

     1. The Funds generally will vote in favor of independent accountants approved by the company. Prior to such vote, however, Davis-Dinsmore will take into consideration whether non-audit fees make up more than 50 to 75% of the total fees paid by the company to the independent auditors, and the nature of the non-audit services provided.

C.   Corporate Governance Matters

     1. As a general rule, the Funds will vote against proposals recommended by management of a company that are being made primarily to implement anti-takeover measures, and will vote in favor of proposals to eliminate policies that are primarily intended to act as anti-takeover measures.

     2. Subject to the other provisions of these guidelines, including without limitation provision C.1. above, the Funds generally will vote in accordance with management's recommendations regarding routine matters, including the following:

          a.   Fixing number of directors;

          b.   Stock splits; and

          c.   Change of state of incorporation for specific corporate purposes.

D.   Matters Related to Equity-Based Compensation Plans

     1. The Fund generally will vote in favor of broad-based stock option plans for executives, employees or directors which would not increase the aggregate number of shares of stock available for grant under all currently active plans to over 10% of the total number of shares outstanding.

     2. The Funds generally will vote in favor of employee stock purchase plans and employee stock ownership plans permitting purchase of company stock at 85% or more of fair market value.

E.   Contested Matters

     1. Contested situations will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.

F.   Miscellaneous Matters

     1. The Funds may in their discretion abstain from voting shares that have been recently sold.

     2. The Funds generally will abstain from voting on issues relating to social and/or political responsibility.

     3. Proposals that are not covered by the above-stated guidelines will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.


G.   Material Conflicts of Interest

     1. Conflicts of interest may arise from time to time between Davis-Dinsmore and the Funds. Examples of conflicts of interests include:

          a. Davis-Dinsmore may manage a pension plan, administer employee benefit plans, or provide services to a company whose management is soliciting proxies;

          b. Davis-Dinsmore or its officers or directors may have a business or personal relationship with corporate directors, candidates for directorships, or participants in proxy contests;

          c. Davis-Dinsmore may hold a position in a security contrary to shareholder interests.

     2. If a conflict of interest arises with respect to a proxy voting matter, the portfolio manager will promptly notify the Funds' Audit Committee and counsel for independent directors and the proxies will be voted in accordance with direction received from the Audit Committee.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not currently applicable to registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act
(15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101), or this Item 10 of Form N-CSR.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of September 26, 2005, an evaluation was performed under the supervision and with the participation of the officers of Ellsworth Convertible Growth and Income Fund, Inc. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 26, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A code of ethics, effective May 15, 2003, that applies to the Fund's principal executive officer and principal financial officer is attached hereto.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Convertible Growth and Income Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: November 29, 2005

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: November 29, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: November 29, 2005